Segall Bryant & Hamill All Cap Fund
SEGALL BRYANT & HAMILL ALL CAP FUND
Investment Objective
The Segall Bryant & Hamill All Cap Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Segall Bryant & Hamill All Cap Fund - USD ($)	Retail Class	Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$ 12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Segall Bryant & Hamill All Cap Fund	Retail Class		Institutional Class
Management Fees	0.73%		0.73%
Distribution (12b-1) Fees	none		none
Shareholder service fee	0.25%		0.10%
All other expenses	0.21%		0.21%
Other Expenses	0.46%		0.31%
Total Annual Fund Operating Expenses	1.19%		1.04%
Fee Waiver and Expense Reimbursement	(0.20%)	[1]	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%	[1]	0.84%	[2]
[1]	From May 8, 2019, until at least September 30, 2021, for the Fund's Retail Class, Segall Bryant & Hamill, LLC (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without the approval of the Board of Trustees.
[2]	From May 8, 2019, until at least September 30, 2021, for the Fund's Institutional Class, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund's Financial Highlights will be no more than 0.84% for such period. This agreement may not be terminated or modified by the Adviser prior to September 30, 2021, without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Segall Bryant & Hamill All Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	101	337	614	1,404
Institutional Class	86	290	533	1,232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the portfolio turnover rate of the Segall Bryant & Hamill All Cap Fund, a series portfolio of Investment Managers Series Trust that is expected to reorganize into the Fund on or about July 15, 2019, (the "IMST Predecessor Fund") was 37% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies of any size, including small- and mid-capitalization companies. The Fund will primarily invest in common stock of companies traded on US exchanges with market capitalization in excess of $1 billion. The Russell 3000® Index is the Fund's benchmark which represents a broad-based US equity index. The Russell Midcap Index and the Russell 2000 Index are indices which include companies with market capitalizations within the mid-cap and small-cap universe. The Fund will, under normal circumstances, invest at least 35% of its net assets in common stock of companies with market capitalizations similar in size to companies within the Russell Midcap Index and Russell 2000 Index. Segall Bryant & Hamill, LLC ("SBH" or the "Adviser"), the Fund's adviser, invests the Fund's assets opportunistically based on market information and does not limit its investment analysis approach to value, growth, or core investment styles.

The Adviser believes that returns in excess of general market returns can be achieved by actively managing investment portfolios. The Fund invests in companies that the Adviser believes have superior growth potential and are trading at a discount to the Adviser's estimate of the companies' intrinsic value. The Adviser's investment process is driven by fundamental research utilizing a combination of external and proprietary research in its selection process. Through a combination of quantitative analysis (which may encompass techniques such as evaluation of financial data or statistical/mathematical modeling), fundamental analysis (which may include assessments of a company's holdings or key characteristics, as well as broader economic factors) and experienced judgment, the Adviser seeks to identify companies that have historically generated, or are positioned to generate, superior returns on investments.

Principal Risks of Investment in the Fund

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk: The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Bar Chart and Performance Tables

The IMST Predecessor Fund was also advised by Segall Bryant & Hamill, LLC. Performance results shown for the Institutional Class in the bar chart and the performance table below reflect the performance of the IMST Predecessor Fund. Institutional Class shares' returns of the Fund will be different from the IMST Predecessor Fund as they have different expenses. The IMST Predecessor's Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Predecessor Fund's performance from year to year, and by showing how the IMST Predecessor Fund's average annual returns for one year, five years, and since inception for the IMST Predecessor Fund, compared with those of an unmanaged index of securities.

The Retail Class shares of the Fund is anticipated to commence operations on or about July 15, 2019. The Retail Class would have substantially similar annual returns to the Institutional Class because the classes are invested in the same portfolio securities. The Institutional Class' returns will be higher over the long-term when compared to the Retail Class' returns to the extent that the Retail Class has higher expenses.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

Institutional Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Quarter Ended 9/30/2018 7.99%	Lowest Quarterly Return: Quarter Ended 12/31/2018 (14.68)%
The year-to-date return for the Fund as of March 31, 2019, was 13.78%
Average Annual Total Returns (for the Periods Ended December 31, 2018)

After-tax returns for the Institutional Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for the Institutional Class, after-tax returns for the Retail Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Segall Bryant & Hamill All Cap Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	(5.56%)	5.57%	6.89%	Jul. 31, 2013
Institutional Class | After Taxes on Distributions	(6.45%)	5.10%	6.44%	Jul. 31, 2013
Institutional Class | After Taxes on Distributions and Sales	(2.66%)	4.31%	5.38%	Jul. 31, 2013
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	(5.24%)	7.91%	9.37%	Jul. 31, 2013